Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Net Income Per Share
The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
Basic EPS:	2019		2020		2021
	Class A Ordinary	Class B Ordinary	Class A	Class B
	Shares	Shares	Ordinary Shares	Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income (loss) attributable to Cango Inc’s shareholders	289,646,757	101,267,135	2,513,009,017	856,508,830	(6,374,737)	(1,000,334)	(2,169,615)	(340,460)

Denominator:
Number of shares used for Basic EPS computation (millions of shares)	224.07	78.34	224.10	76.38	216.28	216.28	73.61	73.61

Basic EPS	1.29	1.29	11.21	11.21	(0.03)	(0.00)	(0.03)	(0.00)

	For the years ended December 31,
Diluted EPS:	2019		2020		2021
	Class A	Class B	Class A	Class B
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income (loss) attributable to ordinary shareholders	289,937,256	100,976,636	2,522,647,912	846,869,935	(6,374,737)	(1,000,334)	(2,169,615)	(340,460)
Reallocation of net income as a result of conversion of Class B to Class A shares	100,976,636	—	846,869,935	—	(2,169,615)	(340,460)	—	—

Net income (loss) attributable to ordinary shareholders for diluted EPS	390,913,892	100,976,636	3,369,517,847	846,869,935	(8,544,352)	(1,340,794)	(2,169,615)	(340,460)

Denominator: (millions of shares)
Number of shares used for basic EPS computation	224.07	78.34	224.10	76.38	216.28	216.28	73.61	73.61
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	78.34	—	76.38	—	73.61	73.61	—	—
Adjustments for dilutive share options	0.87	—	3.42	—	—	—	—	—

Number of shares used for diluted EPS computation	303.28	78.34	303.90	76.38	289.89	289.89	73.61	73.61

Diluted EPS	1.29	1.29	11.09	11.09	(0.03)	(0.00)	(0.03)	(0.00)

Earnings per share – ADS:
Denominator used for earnings per ADS – basic	112.04		112.05		108.14	108.14
Denominator used for earnings per ADS – diluted	151.64		151.95		144.95	144.95
Earnings per ADS – basic	2.59		22.43		(0.06)	(0.01)
Earnings per ADS – diluted	2.58		22.18		(0.06)	(0.01)